DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 10, 2021 USD ($) $ / shares shares	Sep. 30, 2021 shares	Sep. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($)
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Condition for future business combination number of businesses minimum | item			1	1
Sale of Units, net of underwriting discounts (in shares) | shares		461,500		461,500
Sale of private placement warrants (in shares) | shares			5,980,750	5,980,750
Proceeds from sale of Private Units				$ 4,615,000
Transaction costs			$ 1,646,673	1,646,673
Underwriting fees			1,150,000	1,150,000
Other offering costs			$ 496,673	$ 496,673
Condition for future business combination use of proceeds percentage			80.00%	80.00%
Condition for future business combination threshold percentage ownership			50.00%	50.00%
Condition for future business combination threshold net tangible assets			$ 5,000,001	$ 5,000,001
Obligation to redeem public shares if entity does not complete a business combination (as a percent)			100.00%	100.00%
Redemption period upon closure			10 days	5 days
Operating bank account			$ 266,462	$ 802,606	$ 22,791
Working capital			$ 562,568	$ 759,746
Initial Public Offering
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Sale of Units, net of underwriting discounts (in shares) | shares	11,500,000
Purchase price (in dollars per share) | $ / shares	$ 10.15
Proceeds from issuance initial public offering	$ 115,000,000
Payments for investment of cash in trust account	$ 116,725,000
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Sale of Units, net of underwriting discounts (in shares) | shares			461,500
Sale of private placement warrants (in shares) | shares			461,500	461,500
Price of warrant (in dollars per share) | $ / shares			$ 10.00	$ 10.00
Proceeds from sale of Private Units			$ 4,615,000	$ 4,615,000
Over-allotment option
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY
Sale of Units, net of underwriting discounts (in shares) | shares	1,500,000
Purchase price (in dollars per share) | $ / shares	$ 10.00